Consolidated statements of changes in equity - EUR (€) € in Thousands	Total	Impact of adoption of new accounting guidance	Common stock Common Class A	Common stock Common Class B	Reserves	Retained earnings (accumulated deficit)	Retained earnings (accumulated deficit) Impact of adoption of new accounting guidance	Accumulated other comprehensive income/(loss)	Contribution from Parent
Beginning balance at Dec. 31, 2018	€ 853,583	€ 3,799	€ 2,554	€ 185,213	€ 757,262	€ (213,664)	€ 3,799	€ (89)	€ 122,307
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	17,161					17,161
Other comprehensive income (net of tax)	151							151
Share-based compensation expense	19,891				19,891
Conversion of Class B shares	0		420	(4,200)	3,780
Issued capital, options exercised	202		75		127
Ending balance at Dec. 31, 2019	894,787		3,049	181,013	781,060	(192,704)		62	122,307
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(245,378)					(245,378)
Other comprehensive income (net of tax)	(58)							(58)
Share-based compensation expense	15,079				15,079
Conversion of Class B shares	0		210	(2,100)	1,890
Issued capital, options exercised	87		99		(12)
Ending balance at Dec. 31, 2020	664,517		3,358	178,913	798,017	(438,082)		4	122,307
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	10,704					10,704
Other comprehensive income (net of tax)	32							32
Share-based compensation expense	17,261				17,261
Conversion of Class B shares	0		2,174	(21,735)	19,561
Issued capital, options exercised	1,270		270		1,000
Ending balance at Dec. 31, 2021	€ 693,784		€ 5,802	€ 157,178	€ 835,839	€ (427,378)		€ 36	€ 122,307